Note 17 - Weighted-average Assumption Used to Determine Net Post-retirement Benefit Cost (Details) - Other Postretirement Benefit Plans [Member]	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Weighted Average Assumption Used To Determine Net Postretirement Benefit Cost [Line Items]
Discount rate	4.09%		3.49%	4.28%
Salary increase rate	2.50%		2.60%	2.50%
Predecessor [Member]
Weighted Average Assumption Used To Determine Net Postretirement Benefit Cost [Line Items]
Discount rate		3.23%
Salary increase rate		2.50%